Subsequent Events (Details Narrative)	Jul. 07, 2017
Subsequent Event [Member] | Real Time Bidding Agreement [Member] | Third Party [Member]
Agreement termination description	The Company will pay the third party the auction clearing price, which is capped at the max bid. If during any one-year period, the Company spends less than $5,000 per month, the Company’s account can be deactivated for low activity without terminating the agreement.